Income Taxes	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
INCOME TAXES

10. INCOME TAXES

Years ended December 31,	2019	2018	2017
Current tax expense	$71,202	$98,841	$111,510
Deferred tax recovery	(56,080)	(37,785)	(31,265)
Tax expense	$15,122	$61,056	$80,245

A reconciliation of the statutory income tax rate, which is a composite of Canadian federal and provincial rates, to the effective income tax rate was as follows:

Year ended December 31,	2019	2018	2017
Income (loss) before tax	$202,320	$(29,880)	$585,298
Multiplied by the statutory income tax rates	26.56%	26.59%	26.60%
	53,736	(7,945)	155,689
Income tax recorded at rates different from the Canadian tax rate	(13,017)	(10,823)	(9,833)
Permanent differences	(6,760)	50,458	(36,241)
Effect on deferred tax balances due to changes in income tax rates	(2,829)	(427)	(2,120)
Effect of temporary differences not recognized as deferred tax assets	(16,681)	35,416	(25,789)
Previously unrecognized tax losses and credits	—	(6,110)	—
Other	673	487	(1,461)
Tax expense	$15,122	$61,056	$80,245
Effective income tax rate	7.47%	(204.34)%	13.71%

The tax effects of temporary differences between the carrying amounts of assets and liabilities for accounting purposes and the amounts used for tax purposes are presented below:

As at December 31,	2019	2018
Deferred tax assets
Foreign tax credits	$5,710	$4,245
Corporate interest restriction	11,393	7,176
Financing charges	17,152	—
Unrealized foreign exchange losses	—	4,488
Deferred revenue	13,071	20,729
Loss carry forwards	29,351	22,316
Employee benefits	8,282	8,374
Other	2,209	1,794
Total deferred tax assets	$87,168	$69,122
As at December 31,	2019	2018
Deferred tax liabilities
Capital assets	$(178,317)	$(215,248)
Intangible assets	(237,269)	(240,595)
Finance charges	—	(9,380)
Unrealized foreign exchange gains	(7,932)	—
Total deferred tax liabilities	$(423,518)	$(465,223)
Deferred tax liabilities, net	$(336,350)	$(396,101)

Deferred income tax assets of $12.4 million (December 31, 2018 — $10.8 million) on the balance sheet relate to the United Kingdom and Canada tax jurisdictions (December 31, 2018 — Brazil and United Kingdom tax jurisdictions).

Losses and tax credits

Foreign tax credit

The Company has recognized Canadian foreign tax credits of $3.5 million which may only be used to offset taxes payable. These credits are due to expire between 2020 to 2026.

The Company has United Kingdom foreign tax credits of $4.8 million which have no expiry. Of this amount, the Company expects to use $2.2 million to offset United Kingdom taxes payable and has therefore recognized a deferred tax asset of this amount.

Loss carry forwards

The Company has generated Canadian capital gains of $43.9 million during the year from the repayment of the U.S. dollar denominated indebtedness which were offset with the capital losses from prior years. As at December 31, 2019, the Company had Canadian capital losses carried forward of $600.2 million, with no expiration date, that can only be applied against capital gains. A deferred tax asset of $7.9 million has been recognized with respect to these losses to reflect the extent to which the Company expects to utilize the losses to offset unrealized capital gains as of December 31, 2019.

The Company has tax losses in the United Kingdom of $125.0 million that can be carried forward indefinitely but are subject to restrictions on their utilization. The United Kingdom legislation, introduced on April 1, 2017, restricts to a maximum of 50% the amount of profit that can be relieved with carried-forward losses. Notwithstanding, the Company will be entitled to a GBP 5.0 million annual allowance of unrestricted taxable income not subject to the 50% limitation. A deferred tax asset of $21.2 million has been recognized as the Company expects the tax losses to be utilized.

The Company also has tax losses carried forward of $2.2 million in Brazil which may be carried forward without any time limitation. However, the use of tax loss carry forwards is limited to 30% of taxable income generated in a carry forward year. No deferred tax asset has been recognized in respect of these losses. The Company also has Brazilian deductible temporary difference of $6.5 million for which no deferred tax asset has been recognized.

Interest restrictions

On April 1, 2017, the United Kingdom introduced new legislation concerning interest deductibility. The legislation introduces measures to restrict a group’s net interest deduction to an amount which is proportionate with the activities taxed in the United Kingdom, taking into account the amount the group borrows from third parties.

Unused interest deductions may be applied against future taxable income and can be carried forward indefinitely. A deferred tax asset of $11.4 million has been recognized as the Company expects to deduct these amounts against future taxable income.

Investments in subsidiaries

As at December 31, 2019, the Company had temporary differences of $25.8 million associated with investments in subsidiaries for which no deferred tax liabilities have been recognized, as the Company is able to control the timing of the reversal of these temporary differences and it is not probable that these differences will reverse in the foreseeable future.